Union Assessments - Schedule of Significant Multiemployer Pension Plans (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total multiemployer pension plan contributions	$ 131,982	$ 97,316
Expiration date of CBA	May 31, 2022
National Electrical Benefit Fund [Member]
Total multiemployer pension plan contributions	$ 131,982	$ 97,316
Multiemployer plans, General nature	Green	Green
Multiemployer plans, certified zone status, date	Dec. 31, 2018	Dec. 31, 2017
Multiemployer plans, FIP/RP Status	NA
Multiemployer plans. surcharge	No